COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7:-	COMMITMENTS AND CONTINGENCIES

a.	Lease commitments:

Minimum lease commitments of certain subsidiaries under non-cancelable operating lease agreements with respect to premises occupied by them, at rates in effect subsequent to December 31, 2014, are as follows:

Lease
,Year ending December 31	Commitments

2015	$1,779
2016	1,404
2017	583
2018	210
2019 and after	84

$4,060

Rent expenses during the years ended December 31, 2014, 2013 and 2012 were $2,966, $ 2,349 and $ 2,501, respectively.

Some of the Group's lease agreements do not include renewal options.

b.	Commitments with respect to space segment services:

Future minimum payments due for space segment services to be rendered subsequent to December 31, 2014, are as follows:

Year ending December 31,

2015	$7,152
2016	6,716
2017*)	3,645

$17,513

Space segment services expenses totaled $ 7,913, $ 10,352 and $ 12,932 in 2014, 2013 and 2012, respectively.

*)	The Group does not have any commitments with respect to space segments after 2017.

c.        In 2014 and 2013, the Company's primary material purchase commitments were with inventory suppliers. The Company's material inventory purchase commitments are based on purchase orders, or on outstanding agreements with some of the Company's suppliers of inventory. As of December 31, 2014 and 2013, the Company's major outstanding inventory purchase commitments amounted to $ 29,747 and $ 28,134, respectively, all of which were orders placed or commitments made in the ordinary course of its business. As of December 31, 2014 and 2013, $ 2,774 and $ 7,255, respectively, of these orders and commitments, were from suppliers which can be considered sole or limited in number.

d.	Royalty commitments:

1.        The Company is committed to pay royalties to the Office of the Chief Scientist ("OCS") of the Ministry of Economy of the Government of Israel on proceeds from sales of products resulting from the research and development projects in which the OCS participated with royalty bearing grants. In the event that development of a specific product in which the OCS participated is successful, the Company will be obligated to repay the grants through royalty payments at the rate of 3% to 5% based on the sales of the Company, up to 100% of the grants received linked to the dollar. Grants are subject to interest at a rate equal to the 12 month LIBOR rate. The obligation to pay these royalties is contingent upon actual sales of the products and, in the absence of such sales, no payment is required.

As of December 31, 2014 and 2013, the Company had a contingent liability to pay royalties in the amount of approximately $ 744 and $ 96, respectively.

The Company did not pay or accrue any amounts for such royalties during the years ended December 31, 2014, 2013 and 2012.

2.Research and development projects undertaken by the Company were partially financed by the Binational Industrial Research and Development Fund ("BIRD") Foundation. The Company is committed to pay royalties to the BIRD Foundation at a rate of 5% of sales proceeds generating from projects for which the BIRD Foundation provided funding up to 150% of the sum financed by the BIRD Foundation.

The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required.

As of December 31, 2014 and 2013, the Company had a contingent liability to pay royalties in the amount of approximately $ 85 and $ 0, respectively.

The Company did not pay or accrue any amounts for such royalties during the years ended December 31, 2014, 2013 and 2012.

e.       Legal and tax contingencies:

1.        In 2003, the Brazilian tax authority filed a claim against the Company's subsidiary in Brazil (an inactive company), for the payment of taxes allegedly due by the subsidiary in the amount of approximately $ 4,000. In January 2004 and December 2005, the subsidiary filed its administrative defense, which was denied by the first and second level Brazilian courts, respectively.  In September 2006, our subsidiary filed an annulment action seeking judicial cancellation of the claim. In May 2009, the subsidiary received notice of the court's first level decision, which cancelled a significant portion of the claim, but upheld two items of the assessment. Under this decision, the subsidiary's principal liability was reduced to approximately $ 1,500. This decision was appealed by both the subsidiary and the Brazilian tax authorities.

In June 2012, the São Paulo Court of Appeals ruled against the subsidiary, which is an inactive company, accepting the claims of the tax authorities. In September 2012, the subsidiary filed an appeal to the Brazilian Superior Court of Justice and to the Brazilian Supreme Court.   In October 2014, the appeals were not admitted by the São Paulo Court of Appeals and the Company's subsidiary filed appeals on such decision, which are pending. Based on external counsel's opinion, the Company believes that it has a reasonable chance of success to reverse the ruling of the São Paulo Court of Appeals. Accordingly, as of December 31, 2014, the Company's inactive subsidiary faces a tax exposure of approximately $ 10,353, including interest, penalties, legal fees and exchange rate differences. The Brazilian tax authorities issued a foreclosure certificate against the subsidiary and certain of its former managers and representatives and decided that these individuals should be summoned to appear in court. Based on the Company's Brazilian external counsel's opinion, the Company believes that the inclusion of any additional co-obligors in the tax foreclosure certificate should be barred due to the applicable statute of limitations. Based on such opinion of counsel, the Company believes that the foreclosure procedures legally cannot be redirected to other Group entities and managers who have not been cited in the foreclosure certificate. Accordingly, the chances that such redirection will lead to a loss recognition are remote.

2.
The Group has certain tax exposures in some of the jurisdictions in which it conducts business. Specifically, in certain jurisdictions in Latin America the Group is in the midst of different stages of audits and has received certain tax assessments. The tax authorities in these and in other jurisdictions in which the Group operates as well as the Israeli Tax Authorities may raise additional claims, which might result in increased exposures and ultimately, payment of additional taxes.

3.        The Group has accrued $ 3,441 and $ 7,888 as of December 31, 2014 and 2013, respectively, for the expected implications of such legal and tax contingencies. These accruals are comprised of $ 2,689 and $ 6,857 of tax related accruals and $ 752 and $ 1,031 of legal and other accruals as of December 31, 2014 and 2013, respectively. The accruals related to tax contingencies have been assessed by the Group's management based on the advice of outside legal and tax advisers. The total estimated exposure for the aforementioned tax related accruals is $ 12,053 and $ 22,540 as of December 31, 2014 and 2013, respectively. The estimated exposure for legal and other related accruals is $ 2,472 and $ 2,902 as of December 31, 2014 and 2013, respectively.

In 2014 the Company's subsidiary joined a federal tax amnesty program in Brazil ("Refis"). The Refis program allows companies to pay reduced amounts of interest and fines, or none at all, in order to settle their open tax cases (direct and indirect taxes). The subsidiary paid approximately $ 2,059 under the Refis program. The Company reversed accruals which it recorded previously in its books for some of these claims and therefore recorded income of approximately $ 619 in general and administrative expenses, $1,811 in financial income and an expense of $315 in tax expenses.

The tax accruals include various tax matters such as taxes on income, property taxes, sales and use tax and value added tax, that are in different stages of audits, for which tax assessments have been received, or various tax exposures in which the Group has assessed the exposure and determined that an accrual is necessary. The accruals related to legal contingencies have been assessed by the Group's management based on the advice of independent legal advisers and are comprised of matters for which legal proceedings have been initiated against the Group.

The exposures and provisions related to income taxes have been assessed and provided for in accordance with ASC 740-10. Liabilities related to legal proceedings, demands and claims and other taxes are recorded in accordance with ASC 450, "Contingencies" ("ASC 450"), when it is probable that a liability has been incurred and the associated amount can be reasonably estimated. The Group's management, based on its legal counsels' opinions', believes that it had provided an adequate accrual to cover the costs to resolve the aforementioned legal proceedings, demands and claims.

f.	Pledges and securities - see note 12d.

g.	Guarantees:

The Group guarantees its performance to certain customers (generally to government entities) through bank guarantees and corporate guarantees. Guarantees are often required for the Group's performance during the installation and operational periods of long-term rural telephony projects such as in Latin America, and for the performance of other projects (government and corporate) throughout the rest of the world. The guarantees typically expire when certain operational milestones are met.

As of December 31, 2014, the aggregate amount of bank guarantees outstanding in order to secure the Group's various performance obligations was $ 35,850, including an aggregate of $ 26,779 on behalf of the subsidiary in Peru. The Group has $ 13,503 of restricted cash as collateral for these guarantees.

In order to guarantee the Group's performance obligations for its activities in Colombia, the Group secured insurance from a Colombian insurance company. The Group has provided the insurance company with various corporate guarantees, guaranteeing the Group's performance and its employee salary and benefit costs of approximately $ 18,205 and $ 3,958, respectively.

In accordance with ASC 460, "Guarantees" ("ASC 460"), as the guarantees above are performance guarantees for the Group's own performance, such guarantees are excluded from the scope of ASC 460. The Group has not recorded any liability for such amounts, since the Group expects that its performance will be acceptable. To date, no guarantees have ever been exercised against the Group.